Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	$ 2,234,186	$ 535,292
Bad debt reserve	(1,771,761)	(904,052)
Less than 3 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	462,575	294,481
From 4 to 6 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	1,262,588	197,465
From 7 to 9 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	1,440,668	28,134
From 10 to 12 months [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	86,712	107,317
Over 1 year [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Accounts Receivable, net	$ 753,404	$ 811,947